                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                                 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [_]; Amendment Number: ________

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Burgundy Asset Management Ltd
Address: 181 Bay Street, Suite 4510
         Bay Wellington Tower
         Toronto, Ontario   M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Franca DeBartolo
Title:   Vice President
Phone:   (416) 640-2678

Signature, Place, and Date of Signing:

     /s/ Franca DeBartolo           Toronto, Ontario Canada      May 12, 2009
---------------------------------   -----------------------    -----------------
           [Signature]                   [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reportingmanager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
28-
    ------------------   --------------------------------------
[Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NONE

Form 13F Information Table Entry Total:   100

Form 13F Information Table Value Total:   1,758,243
                                          -----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                    TITLE                                                                       VOTING AUTHORITY
                                     OF                   VALUE   SHRS OR  SH/  PUT/  INVESTMENT   OTHER    -----------------------
NAME OF ISSUER                      CLASS      CUSIP     (x1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE     SHARED  NONE
---------------------------------  -------  -----------  -------  -------  ---  ----  ----------  --------  ---------  ------  ----
3M Co.                             COM      88579Y 10 1    17480   351561   SH           SOLE                  351561
Abbott Laboratories                COM      002824 10 0    10222   214301   SH           SOLE                  214301
Altria Group Inc.                  COM      02209S 10 3    17628  1100360   SH           SOLE                 1100360
AmerisourceBergen Corp             COM      03073E 10 8    29670   908457   SH           SOLE                  908457
Ares Capital Corp.                 COM      04010L 10 3    11925  2463843   SH           SOLE                 2463843
Arthur J. Gallagher & Co.          COM      363576 10 9     5534   325545   SH           SOLE                  325545
Asbury Automotive Group Inc.       COM      043436 10 4     6789  1575289   SH           SOLE                 1575289
Automatic Data Processing, Inc.    COM      053015 10 3    11178   317932   SH           SOLE                  317932
Bank of Montreal                   COM      063671 10 1      997    38200   SH           SOLE                   38200
Bank of Nova Scotia                COM      064149 10 7    51921  2117514   SH           SOLE                 2117514
Bare Escentuals Inc.               COM      067511 10 5    12917  3150469   SH           SOLE                 3150469
Becton, Dickinson and Co.          COM      075887 10 9    21979   326871   SH           SOLE                  326871
Berkshire Hathaway Inc.            CL A     084670 10 8    23756      274   SH           SOLE                     274
Berkshire Hathaway Inc.            CL B     084670 20 7      998      354   SH           SOLE                     354
Brown & Brown Inc.                 COM      115236 10 1    24276  1283775   SH           SOLE                 1283775
Canadian Natural Resources Ltd.    COM      136385 10 1    42969  1114338   SH           SOLE                 1114338
Citigroup Inc.                     COM      172967 10 1      253   100000   SH           SOLE                  100000
Copart, Inc.                       COM      217204 10 6    10588   356967   SH           SOLE                  356967
Corel Corp.                        COM      21869X 10 3     1489   832010   SH           SOLE                  832010
Corporate Executive Board Co.      COM      21988R 10 2    16259  1121299   SH           SOLE                 1121299
Corus Entertainment Inc.           CL B     220874 10 1    63042  5875349   SH           SOLE                 5875349
CoStar Group Inc.                  COM      22160N 10 9     7350   242983   SH           SOLE                  242983
DealerTrack Holdings Inc.          COM      242309 10 2    22639  1728175   SH           SOLE                 1728175
Deckers Outdoor Corp.              COM      243537 10 7    11816   222779   SH           SOLE                  222779
Dentsply International Inc.        COM      249030 10 7    19294   718581   SH           SOLE                  718581
Dollar Financial Corp.             COM      256664 10 3    10987  1154096   SH           SOLE                 1154096
Double-Take Software Inc.          COM      258598 10 1    11894  1759514   SH           SOLE                 1759514
Dun & Bradstreet Corp.             COM      26483E 10 0     1639    21285   SH           SOLE                   21285
Eaton Vance Credit
 Opportunities Fund                COM      278271 10 1       50    11900   SH           SOLE                   11900
Eaton Vance Floating-Rate
 Income Trust                      COM      278279 10 4     1210   146455   SH           SOLE                  146455
EchoStar Corp.                     CL A     278768 10 6    13616   918155   SH           SOLE                  918155
Emerson Electric Co.               COM      291011 10 4    16456   575797   SH           SOLE                  575797
Enbridge Inc.                      COM      29250N 10 5      163     5660   SH           SOLE                    5660
EnCana Corp.                       COM      292505 10 4    84577  2082670   SH           SOLE                 2082670
Equifax Inc.                       COM      294429 10 5    51647  2112348   SH           SOLE                 2112348
Expedia Inc.                       COM      30212P 10 5    26176  2882864   SH           SOLE                 2882864
Exxon Mobil Corp.                  COM      30231G 10 2    25127   368965   SH           SOLE                  368965
Fairfax Financial Holdings Ltd.    SUB VTG  303901 10 2     2058     7900   SH           SOLE                    7900
FirstService Corp., Subordinate
 Voting                            SUB VTG  33761N 10 9    14003  1703472   SH           SOLE                 1703472
Franklin Resources, Inc.           COM      354613 10 1      292     5412   SH           SOLE                    5412
General Electric Co.               COM      369604 10 3      404    40000   SH           SOLE                   40000
Gladstone Investment Corp.         COM      376546 10 7     7407  1938894   SH           SOLE                 1938894
Graco Inc.                         COM      384109 10 4    18612  1090362   SH           SOLE                 1090362
H&R Block Inc.                     COM      093671 10 5    37072  2038049   SH           SOLE                 2038049
HCC Insurance Holdings Inc.        COM      404132 10 2    33065  1312616   SH           SOLE                 1312616
IAC/InterActiveCorp                COM      44919P 50 8    16148  1060280   SH           SOLE                 1060280
Infogroup Inc.                     COM      45670G 10 8     8775  2109434   SH           SOLE                 2109434
Interactive Data Corp.             COM      45840J 10 7    31539  1268663   SH           SOLE                 1268663
Interval Leisure Group Inc.        COM      46113M 10 8      171    32280   SH           SOLE                   32280
iShares iBoxx High Yield
 Corporate Bond Fund               COM      464288 51 3     1963    29296   SH           SOLE                   29296
IVCI CORP                          CL B     450704 10 1        0    10000   SH           SOLE                   10000
Johnson & Johnson                  COM      478160 10 4    37938   721264   SH           SOLE                  721264
Kayne Anderson Energy
 Development Co.                   COM      48660Q 10 2     7503   803350   SH           SOLE                  803350
Laboratory Corporation of
 America Holdings                  COM      50540R 40 9     3090    52824   SH           SOLE                   52824
Lender Processing Services Inc.    COM      52602E 10 2    28471   930125   SH           SOLE                  930125
Lockheed Martin Corp.              COM      539830 10 9    18686   270698   SH           SOLE                  270698
Lorillard Inc.                     COM      544147 10 1    44367   718616   SH           SOLE                  718616
Manulife Financial Corp.           COM      56501R 10 6      349    31200   SH           SOLE                   31200
MarketAxess Holdings Inc.          COM      57060D 10 8    19982  2615389   SH           SOLE                 2615389
McCormick & Co., Inc.              COM      579780 20 6     9469   320238   SH           SOLE                  320238
McDonald's Corp.                   COM      580135 10 1    21942   402087   SH           SOLE                  402087
Merck & Co., Inc.                  COM      589331 10 7     1037    38773   SH           SOLE                   38773
Microsoft Corp.                    COM      594918 10 4    40150  2185644   SH           SOLE                 2185644
Monsanto Co.                       COM      61166W 10 1    13245   159382   SH           SOLE                  159382
Moody's Corp.                      COM      615369 10 5    20719   903959   SH           SOLE                  903959
Move Inc.                          COM      62458M 10 8    10639  7337515   SH           SOLE                 7337515
MSCI Inc.                          COM      55354G 10 0     2497   147654   SH           SOLE                  147654
NGP Capital Resources Co.          COM      62912R 10 7     4734   952508   SH           SOLE                  952508
Nike, Inc.                         CL B     654106 10 3    12862   274291   SH           SOLE                  274291
Nutraceutical International Corp.  COM      67060Y 10 1     5208   777280   SH           SOLE                  777280
Omnicom Group Inc.                 COM      681919 10 6    37176  1588730   SH           SOLE                 1588730
OptiSolar Inc. Junior Preferred
 A-7 Stock Purchase Agreement      COM      996254 37 1       99    36000   SH           SOLE                   36000
Oracle Corporation                 COM      68389X 10 5    36931  2043754   SH           SOLE                 2043754
Patterson-UTI Energy Inc.          COM      703481 10 1     1928   215159   SH           SOLE                  215159
Pepsico Incorporated               COM      713448 10 8    33733   655258   SH           SOLE                  655258
Petro-Canada                       COM      71644E 10 2    59259  2208254   SH           SOLE                 2208254
Pfizer Inc.                        COM      717081 10 3      272    20000   SH           SOLE                   20000
Philip Morris International Inc.   COM      718172 10 9    16895   474833   SH           SOLE                  474833
Prestige Brands Holdings Inc.      COM      74112D 10 1     4356   840990   SH           SOLE                  840990
Procter & Gamble Co.               COM      742718 10 9    20929   444452   SH           SOLE                  444452
Ritchie Bros. Auctioneers Inc.     COM      767744 10 5    11511   619200   SH           SOLE                  619200
Rogers Communications Inc.         CL B     775109 20 0    35252  1544088   SH           SOLE                 1544088
Royal Bank of Canada               COM      780087 10 2     1475    51000   SH           SOLE                   51000
SPDR Barclays Capital High Yield
 Bond ETF                          COM      78464A 41 7     2026    69921   SH           SOLE                   69921
Starwood Hotels & Resorts
 Worldwide Inc.                    COM      85590A 40 1    10454   823129   SH           SOLE                  823129
Sun Life Financial Inc.            COM      866796 10 5    59696  3342421   SH           SOLE                 3342421
TFS Financial Corp.                COM      87240R 10 7    22034  1816504   SH           SOLE                 1816504
The McGraw-Hill Companies, Inc.    COM      580645 10 9     2422   105916   SH           SOLE                  105916
Thomson Reuters Corp.              COM      884903 10 5      634    24985   SH           SOLE                   24985
TICC Capital Corp.                 COM      87244T 10 9      218    62300   SH           SOLE                   62300
Tim Hortons Inc.                   COM      88706M 10 3    70497  2778752   SH           SOLE                 2778752
Toronto-Dominion Bank              COM      891160 50 9    69795  2018363   SH           SOLE                 2018363
Ultra Petroleum Corp.              COM      903914 10 9    23211   646733   SH           SOLE                  646733
United Technologies Corp.          COM      913017 10 9    21493   500072   SH           SOLE                  500072
US Gold Corp.                      COM      912023 20 7       20    10000   SH           SOLE                   10000
Viacom Inc.                        CL A     92553P 10 2      308    16482   SH           SOLE                   16482
Wal-Mart Stores Inc.               COM      931142 10 3      261     5000   SH           SOLE                    5000
Walt Disney Co.                    COM      254687 10 6    17371   956568   SH           SOLE                  956568
Washington Post Co.                CL B     939640 10 8    10695    29950   SH           SOLE                   29950
Western Union Co.                  COM      959802 10 9    26380  2098668   SH           SOLE                 2098668

                                            Total                 1758243                          Count          100